TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Non-current trade receivables	$ 3,466	$ 2,885
Other non-financial assets	16,336	12,518
Non-current Prepayments	2,438	5,592
Total non-current	22,240	20,995
Current trade receivables	134,652	139,616
Accrued Income Including Contract Assets	148,055	134,738
Other receivables	756	4,678
Prepayments	7,275	14,698
Personnel	4,571	5,355
Total Current	295,309	299,086
Total	317,549	320,081
Trade receivables	288,730	280,811
Impairment allowances	(2,556)	(3,571)	$ (6,433)
Trade receivables, net	$ 286,174	$ 277,240